UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


      THE ADVISORS'
      INNER CIRCLE FUND

--------------------------------------------------------------------------------

      COMMERCE CAPITAL TREASURY OBLIGATIONS
      MONEY MARKET FUND
      ANNUAL REPORT
      OCTOBER 31, 2007





      [LOGO] COMMERCE
                CAPITAL
                   MARKETS

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THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
                                                            OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

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Letter to Shareholders ..................................................     1

Schedule of Investments .................................................     2

Statement of Assets and Liabilities .....................................     4

Statement of Operations .................................................     5

Statement of Changes in Net Assets ......................................     6

Financial Highlights ....................................................     7

Notes to Financial Statements ...........................................     9

Report of Independent Registered Public Accounting Firm .................    15

Disclosure of Fund Expenses .............................................    16

Trustees and Officers of The Advisors' Inner Circle Fund ................    18

Approval of Investment Advisory Agreement ...............................    28

Notice to Shareholders ..................................................    31

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The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the period end. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-733-4544; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
October 31, 2007

Dear Shareholder:

We are pleased to provide you with the annual report for the Commerce Capital Treasury Obligations Money Market Fund (the "Fund") for the year ended October 31, 2007.

Thus far, some of the most notable market events of 2007 relate to the downturn in the housing market. In August, the credit markets were roiled by the problems with sub-prime mortgages. This caused a classic flight to quality reaction and we witnessed a significant decrease in the yields of short-term Treasury securities. The Fed cut the target Fed Funds rate by 50 basis points on September 18 and by another 25 basis points on October 31 to 4.50%. In doing so, members of the Federal Open Market Committee indicated a concern over the likelihood that economic growth will decelerate due to the correction in the housing market.

Although the price of crude oil is approximately $95 per bbl as of this writing, the inflation measure most watched by the Fed remains moderate at 1.8% year over year. However, the Fed remains watchful of any signs of inflation pressures.

The just released October employment report indicates that the U.S. labor market continued to create jobs at a good pace, with payrolls increasing by 166,000. The unemployment rate remained unchanged at 4.7%. The bond market, however, remains concerned with the impact of the sub-prime mortgage related write-downs announced by various financial institutions. The three-month Treasury Bill yield decreased 116 basis points from October 31, 2006 to October 31, 2007. The yield on the two-year Treasury Note decreased 75 basis points in the same time period. Currently, the three-month Treasury Bill yields 3.60% while the two-year Treasury Note yield is 3.67%.

We continue to manage the Fund with a focus on principal preservation and liquidity. We will maximize yield within the context of investing in permissible securities, including repurchase agreements. We expect the Fed to further reduce the target Fed Funds rate into 2008, thus impacting the yield on the Fund. However, we will continue to seek investments that provide competitive returns, commensurate with all applicable regulations.

We appreciate your participation in the Commerce Capital Treasury Obligations Money Market Fund.

Sincerely,

/s/ Diane Allard

Diane Allard
Vice President/Fund Manager

THIS  MATERIAL  REPRESENTS  THE  MANAGER'S  ASSESSMENT  OF THE FUND  AND  MARKET
ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
                                                            OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)*:
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 83.0%   Repurchase Agreements
 17.0%   U.S. Treasury Obligations

*     PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS (A) -- 17.0%
--------------------------------------------------------------------------------

                                                                  FACE
                                                                 AMOUNT          VALUE
                                                             -------------   -------------
   United States Treasury Bills
      3.807%, 11/23/07 ...................................   $  30,000,000   $  29,930,883
      3.288%, 12/27/07 ...................................      50,000,000      49,747,222
      3.786%, 01/17/08 ...................................      20,000,000      19,839,584
                                                                             -------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $99,517,689) .................................                      99,517,689
                                                                             -------------
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 83.2%
------------------------------------------------------------------------------------------
   ABN-AMRO
      4.100%, dated 10/31/07, to be repurchased
      on 11/01/07, repurchase price $18,168,751
      (collateralized by various U.S. Treasury Bills,
      ranging in par value $2,000,000-$6,677,000,
      3.376%-3.951%, 11/08/07-04/24/08; total market
      value $18,531,009) .................................      18,166,682      18,166,682
   Credit Suisse First Boston
      4.500%, dated 10/31/07, to be repurchased on
      11/01/07, repurchase price $138,147,078
      (collateralized by a U.S. Treasury Bill, par value
      $142,180,000, 3.882%, 01/24/08; total market value
      $140,894,693) ......................................     138,129,812     138,129,812
   JPMorgan Chase
      4.420%, dated 10/31/07, to be repurchased on
      11/01/07, repurchase price $137,730,694
      (collateralized by various U.S. Treasury Bills,
      ranging in par value $67,000-$46,412,000,
      2.925%-3.984%, 11/01/07-03/27/08; total market
      value $140,471,990) ................................     137,713,786     137,713,786





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
                                                            OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                 FACE
                                                                AMOUNT           VALUE
                                                             -------------   -------------
   Morgan Stanley
      4.400%, dated 10/31/07, to be repurchased on
      11/01/07, repurchase price $142,941,398
      (collateralized by a U.S. Treasury Bill, par value
      $148,609,000, 3.944%, 04/24/08; total market value
      $145,782,457) ......................................   $ 142,923,930   $ 142,923,930
   UBS Paine Webber
      4.400%, dated 10/31/07, to be repurchased on
      11/01/07, repurchase price $49,272,096
      (collateralized by various U.S. Treasury Bills,
      ranging in par value $277,000-$25,561,000,
      2.904%-3.984%, 11/01/07-01/31/08; total market
      value $50,251,434) .................................      49,266,075      49,266,075
                                                                             -------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $486,200,285) ................................                     486,200,285
                                                                             -------------
   TOTAL INVESTMENTS -- 100.2%
      (Cost $585,717,974) ................................                   $ 585,717,974
                                                                             =============

      PERCENTAGES ARE BASED ON NET ASSETS OF $584,789,568.

(A)   DISCOUNT NOTES. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF
      PURCHASE.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
                                                            OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments at Value, including repurchase agreements
   of $486,200,285 (Cost $585,717,974) ........................   $ 585,717,974
Interest Receivable ...........................................          59,772
Prepaid Expenses ..............................................          17,858
                                                                  -------------
   Total Assets ...............................................     585,795,604
                                                                  -------------
LIABILITIES:
Payable for Income Distribution ...............................         593,757
Payable due to Distributor ....................................         160,405
Payable due to Investment Adviser .............................         142,194
Payable due to Administrator ..................................          27,997
Payable due to Trustees .......................................           3,454
Chief Compliance Officer Fees Payable .........................           2,776
Other Accrued Expenses ........................................          75,453
                                                                  -------------
   Total Liabilities ..........................................       1,006,036
                                                                  -------------
NET ASSETS ....................................................   $ 584,789,568
                                                                  =============
NET ASSETS CONSIST OF:
Paid-in Capital ...............................................   $ 584,790,508
Accumulated Net Realized Loss on Investments ..................            (940)
                                                                  -------------
NET ASSETS ....................................................   $ 584,789,568
                                                                  =============
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Institutional Class Shares
   ($175,152,487 / 175,153,936 shares) ........................   $        1.00
                                                                  =============
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Service Class Shares
   ($409,637,081 / 409,636,573 shares) ........................   $        1.00
                                                                  =============





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                        YEAR
                                                                        ENDED
                                                                     OCTOBER 31,
                                                                        2007
                                                                    ------------
INVESTMENT INCOME
Interest Income .................................................   $ 35,555,506
                                                                    ------------
EXPENSES
Distribution Fees (1) ...........................................      2,630,602
Investment Advisory Fees ........................................      2,129,121
Administration Fees .............................................        458,709
Trustees' Fees ..................................................         17,559
Chief Compliance Officer Fees ...................................          8,662
Professional Fees ...............................................         70,624
Transfer Agent Fees .............................................         48,433
Printing Fees ...................................................         30,813
Custodian Fees ..................................................          5,495
Registration and Filing Fees ....................................          4,695
Insurance and Other Fees ........................................         32,691
                                                                    ------------
   TOTAL EXPENSES ...............................................      5,437,404
                                                                    ------------
NET INVESTMENT INCOME ...........................................     30,118,102
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 30,118,102
                                                                    ============

(1)   DISTRIBUTION FEES ARE INCURRED BY SERVICE CLASS SHARES ONLY.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                                 OCTOBER 31,       OCTOBER 31,
                                                                    2007               2006
                                                              ----------------   ---------------
OPERATIONS:
   Net Investment Income ..................................   $     30,118,102   $    26,223,166
   Net Realized Gain on Investments .......................                 --                30
                                                              ----------------   ---------------
   Net Increase in Net Assets Resulting
      from Operations .....................................         30,118,102        26,223,196
                                                              ----------------   ---------------
DISTRIBUTIONS:
   Net Investment Income
      Institutional Class Shares ..........................         (8,443,239)       (7,404,126)
      Service Class Shares ................................        (21,674,863)      (18,819,040)
                                                              ----------------   ---------------
   Total Distributions ....................................        (30,118,102)      (26,223,166)
                                                              ----------------   ---------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Issued
      Institutional Class Shares ..........................         76,772,628       340,294,819
      Service Class Shares ................................        961,199,517       966,086,945
   Reinvestment of Distributions
      Institutional Class Shares ..........................            453,021           346,286
      Service Class Shares ................................         21,674,586        18,819,249
   Redeemed
      Institutional Class Shares ..........................        (75,966,085)     (318,709,820)
      Service Class Shares ................................     (1,095,765,460)     (975,739,830)
                                                              ----------------   ---------------
      Net Institutional Class Shares Transactions .........          1,259,564        21,931,285
      Net Service Class Shares Transactions ...............       (112,891,357)        9,166,364
                                                              ----------------   ---------------
      Net Increase (Decrease) in Net Assets from
         Capital Share Transactions .......................       (111,631,793)       31,097,649
                                                              ----------------   ---------------
   Total Increase (Decrease) in Net Assets ................       (111,631,793)       31,097,679

NET ASSETS:
   Beginning of Period ....................................        696,421,361       665,323,682
                                                              ----------------   ---------------
   End of Period (including undistributed net investment
      income of $0 and $0, respectively) ..................   $    584,789,568   $   696,421,361
                                                              ================   ===============

AMOUNT DESIGNATED AS "--" IS $0.






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                       INSTITUTIONAL CLASS SHARES
                                        --------------------------------------------------------
                                           YEAR           YEAR          YEAR            MAY 26,
                                           ENDED         ENDED         ENDED           2004* TO
                                        OCTOBER 31,   OCTOBER 31,   OCTOBER 31,      OCTOBER 31,
                                           2007           2006          2005             2004
                                        -----------   -----------   -----------      -----------
Net Asset Value,
   Beginning of Period ..............   $      1.00   $      1.00   $      1.00      $      1.00
                                        -----------   -----------   -----------      -----------
Income from Investment Operations:
Net Investment Income ...............          0.05          0.04          0.02             0.00**
                                        -----------   -----------   -----------      -----------
Total from Investment Operations ....          0.05          0.04          0.02             0.00**
                                        -----------   -----------   -----------      -----------
Dividends:
Net Investment Income ...............         (0.05)        (0.04)        (0.02)            0.00**
                                        -----------   -----------   -----------      -----------
Total Dividends .....................         (0.05)        (0.04)        (0.02)            0.00**
                                        -----------   -----------   -----------      -----------
Net Asset Value, End of Period ......   $      1.00   $      1.00   $      1.00      $      1.00
                                        ===========   ===========   ===========      ===========
TOTAL RETURN+ .......................          4.69%         4.33%         2.41%+++         0.46%+++
                                        ===========   ===========   ===========      ===========

RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Period (000) ..............   $   175,153   $   173,892   $   151,961      $   148,021
Ratio of Expenses to
   Average Net Assets ...............          0.40%         0.40%         0.36%            0.30%++
Ratio of Expenses to
   Average Net Assets
   (Excluding Fee Waivers) ..........          0.40%         0.40%         0.40%            0.40%++
Ratio of Net Investment Income
   to Average Net Assets ............          4.60%         4.25%         2.35%            1.38%++

  * COMMENCEMENT OF OPERATIONS.

 ** AMOUNT IS LESS THAN $0.01 PER SHARE.

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
    TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 ++ ANNUALIZED.

+++ TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
    EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD INDICATED.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   SERVICE CLASS SHARES
                                        -------------------------------------------------------------------------
                                           YEAR          YEAR          YEAR             YEAR          JANUARY 10,
                                           ENDED         ENDED         ENDED            ENDED          2003* TO
                                        OCTOBER 31,   OCTOBER 31,   OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                            2007          2006          2005             2004             2003
                                        -----------   -----------   -----------      -----------      -----------
Net Asset Value,
   Beginning of Period ..............   $      1.00   $      1.00   $      1.00      $      1.00      $      1.00
                                        -----------   -----------   -----------      -----------      -----------
Income from Investment
   Operations:
Net Investment Income ...............          0.04          0.04          0.02             0.00**           0.00**
                                        -----------   -----------   -----------      -----------      -----------
Total from Investment
   Operations .......................          0.04          0.04          0.02             0.00**           0.00**
                                        -----------   -----------   -----------      -----------      -----------
Dividends:
Net Investment Income ...............         (0.04)        (0.04)        (0.02)            0.00**           0.00**
                                        -----------   -----------   -----------      -----------      -----------
Total Dividends .....................         (0.04)        (0.04)        (0.02)            0.00**           0.00**
                                        -----------   -----------   -----------      -----------      -----------
Net Asset Value,
   End of Period ....................   $      1.00   $      1.00   $      1.00      $      1.00  $          1.00
                                        ===========   ===========   ===========      ===========      ===========
TOTAL RETURN+ .......................          4.17%         3.81%         1.90%+++         0.38%+++         0.28%+++
                                        ===========   ===========   ===========      ===========      ===========

RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Period (000) ..............   $   409,637   $   522,529   $   513,363      $   438,371      $   547,656
Ratio of Expenses to
   Average Net Assets ...............          0.90%         0.90%         0.86%            0.75%            0.73%++
Ratio of Expenses to
   Average Net Assets
   (Excluding Fee Waivers) ..........          0.90%         0.90%         0.90%            0.90%            0.92%++
Ratio of Net Investment
   Income to Average
   Net Assets .......................          4.12%         3.75%         1.89%            0.35%            0.31%++

  * COMMENCEMENT OF OPERATIONS.

 ** AMOUNT IS LESS THAN $0.01 PER SHARE.

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
    TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 ++ ANNUALIZED.

+++ TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
    EXPENSES ASSUMED BY THE ADVISER AND/OR SUB-DISTRIBUTOR DURING THE PERIOD INDICATED.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 funds. The financial statements herein are those of one such fund, the Commerce Capital Treasury Obligations Money Market Fund (the "Fund"). The investment objective of the Fund is high current income and preservation of capital while maintaining liquidity. The Fund invests primarily in U.S. Treasury obligations and repurchase agreements involving these obligations. The Fund currently offers two classes of shares: Institutional Class Shares and Service Class Shares. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates, and could have a material impact on the Fund.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

     and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     CLASSES -- Class-specific expenses are borne by that class. Income, non-class-specific expenses, and realized gains/losses are allocated to the respective class on the basis of relative net assets.

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Commerce Funds at an annual rate of 0.07% of the Funds' average daily net assets up to $500 million; 0.06% of the Funds' average daily net assets from $500 million up to and including $1 billion; and 0.05% of the Funds' average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio, plus $15,000 for each additional class.

The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

Commerce Bank, N.A. Corporate Trust Department serves as the Sub-Distributor and Shareholder Servicing Agent for the Service Class Shares. The Fund has adopted a

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

Distribution Plan (the "Plan") relating to the Service Class Shares pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payment of fees to the Distributor at an annual rate of 0.50% of the Fund's average daily net assets of the Service Class Shares. Such fees are then paid to the Sub-Distributor for services provided.

Citigroup Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.30% of the Fund's average daily net assets.

The Advisor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.20% of the Fund's average daily net assets of the Service Class Shares. Fee waivers are voluntary and may be terminated at any time. There were no such waivers for the year ended October 31, 2007.

6. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise. As of October 31, 2007, there were no permanent differences.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

The tax character of dividends paid during the years ended October 31, 2007 and 2006 was as follows:

                                   ORDINARY
                                    INCOME          TOTAL
                                 ------------   ------------
                   2007           $30,118,102    $30,118,102
                   2006            26,223,166     26,223,166

As of October 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income                                   $ 1,773,037
Capital Loss Carryforwards                                             (786)
Unrealized Depreciation                                                (154)
Other Temporary Differences                                      (1,773,037)
                                                                -----------
Total Accumulated Losses                                        $      (940)
                                                                ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of October 31, 2007, the Fund had the following capital loss carryforwards:

                                        TOTAL CAPITAL
                            EXPIRES   LOSS CARRYFORWARD
                              2011     OCTOBER 31, 2007
                            -------   -----------------
                             $786          $786

As of October 31, 2007, the cost of securities for Federal tax purposes approximates the cost shown in the Schedule of Investments.

7. OTHER:

At October 31, 2007, the percentage of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for the shares listed of the Fund was as follows:

                                  NO. OF             %
                               SHAREHOLDERS*     OWNERSHIP
                               -------------     ---------
      Institutional Shares           1               93%
      Service Class Shares           1              100%

* These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8. ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semi-annual report on April 30, 2008. As of October 31, 2007, the Fund does not anticipate a material impact to the financial statements.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

9. CONCENTRATION OF CREDIT RISK:

The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in U.S. Treasury securities and securities backed by the U.S. Government. The summary of credit quality rating for securities held by the Fund at October 31, 2007 is as follows:

                               S&P            MOODY'S
                           (UNAUDITED)      (UNAUDITED)
                           -----------      ------------
                           AAA   100.0%     AAA   100.0%
                                 -----            -----
                                 100.0%           100.0%
                                 =====            =====

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
Commerce Capital Treasury Obligations Money Market Fund of
The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Commerce Capital Treasury Obligations Money Market Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2007, and the related statement of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Commerce Capital Treasury Obligations Money Market Fund of The Advisors' Inner Circle Fund at October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
December 17, 2007

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

-----------------------------------------------------------------------------
                                BEGINNING     ENDING                EXPENSES
                                 ACCOUNT     ACCOUNT   ANNUALIZED     PAID
                                  VALUE       VALUE     EXPENSE     DURING
                                05/01/07     10/31/07    RATIOS     PERIOD*
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
   Institutional Class Shares   $1,000.00   $1,022.30    0.39%       $1.99
   Service Class Shares          1,000.00    1,019.80    0.89         4.53

HYPOTHETICAL 5% RETURN
   Institutional Class Shares   $1,000.00   $1,023.24    0.39%       $1.99
   Service Class Shares          1,000.00    1,020.72    0.89         4.53

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the

                                                                     TERM OF
                                                   POSITION(S)      OFFICE AND
 NAME, ADDRESS,                                     HELD WITH       LENGTH OF
     AGE 1                                          THE TRUST     TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                                    Chairman     (Since 1991)
61 yrs. old                                       of the Board
                                                  of Trustees
--------------------------------------------------------------------------------





1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-733-4544. The following chart lists Trustees and Officers as of November 15, 2007.

                                            NUMBER OF
                                           PORTFOLIOS
                                         IN THE ADVISORS'
                                        INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)             OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                   MEMBER                HELD BY BOARD MEMBER 3
-------------------------------------------------------------------------------------------------------
SEI employee 1974-present. Currently            36            Trustee of The Advisors' Inner
performs various services on behalf                           Circle Fund II, Bishop Street Funds,
of SEI Investments for which                                  SEI Asset Allocation Trust, SEI
Mr. Nesher is compensated. Executive                          Daily Income Trust, SEI Index Funds.
Vice President of SEI Investments,                            SEI Institutional International Trust,
1986-1994. Director and Executive                             SEI Institutional Investments Trust,
Vice President of the Administrator                           SEI Institutional Managed Trust,
and the Distributor, 1981-1994.                               SEI Liquid Asset Trust, SEI Tax
                                                              Exempt Trust, SEI Opportunity Master
                                                              Fund, L.P., SEI Opportunity Fund, L.P.,
                                                              SEI Global Master Fund, PLC, SEI
                                                              Global Assets Fund, PLC, SEI Global
                                                              Investments Fund, PLC, SEI Investments
                                                              Global, Limited, SEI Investments Global
                                                              Fund Services Limited, SEI Investments
                                                              (Europe) Ltd., SEI Investments-Unit
                                                              Trust Management (UK) Limited, and
                                                              SEI Global Nominee Ltd.
-------------------------------------------------------------------------------------------------------





3  Directorships of companies  required to report to the Securities and Exchange
   Commission  under  the  Securities  Exchange  Act  of  1934  (i.e.,   "public
   companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     TERM OF
                                                   POSITION(S)     OFFICE AND
    NAME, ADDRESS,                                  HELD WITH       LENGTH OF
         AGE 1                                      THE TRUST     TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------
WILLIAM M. DORAN                                     Trustee       (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
67 yrs. old

--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JAMES M. STOREY                                      Trustee       (Since 1994)
76 yrs. old

--------------------------------------------------------------------------------




1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

                                                NUMBER OF
                                               PORTFOLIOS
                                             IN THE ADVISORS'
                                            INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD                OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                       MEMBER                    HELD BY BOARD MEMBER 3
-------------------------------------------------------------------------------------------------------------
Self Employed Consultant since 2003.                36           Director of SEI Investments Company
Partner, Morgan, Lewis & Bockius LLP                             and SEI Investments Distribution Co.,
(law firm) from 1976-2003, counsel to                            SEI Investments-Global Fund Services,
the Trust, SEI Investments, the                                  Limited, SEI Investments Global
Administrator and the Distributor.                               Limited, SEI Investments (Europe),
Director of SEI Investments since 1974;                          Limited, SEI Investments (Asia)
Secretary of SEI Investments since 1978.                         Limited, SEI Asset Korea Co., Ltd. Trustee
                                                                 of The Advisors' Inner Circle Fund II,
                                                                 SEI Investments, Bishop Street Funds,
                                                                 SEI Asset Allocation Trust, SEI Daily
                                                                 Income Trust, SEI Index Funds, SEI
                                                                 Institutional International Trust, SEI
                                                                 Institutional Investments Trust, SEI
                                                                 Institutional Managed Trust, SEI
                                                                 Liquid Asset Trust and SEI Tax Exempt Trust.
-------------------------------------------------------------------------------------------------------------

Attorney, Solo Practitioner since 1994.             36           Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-                                Fund II, Bishop Street Funds, SEI Asset
December 1993.                                                   Allocation Trust, SEI Daily Income
                                                                 Trust, SEI Index Funds, SEI Institutional
                                                                 International Trust, SEI Institutional
                                                                 Investments Trust, SEI Institutional
                                                                 Managed Trust, SEI Liquid Asset Trust
                                                                 and SEI Tax Exempt Trust, and the U.S.
                                                                 Charitable Gift Trust.
-------------------------------------------------------------------------------------------------------------




3  Directorships of companies  required to report to the Securities and Exchange
   Commission  under  the  Securities  Exchange  Act  of  1934  (i.e.,   "public
   companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    TERM OF
                                     POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                    HELD WITH                    LENGTH OF
        AGE 1                         THE TRUST                   TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.                Trustee                    (Since 1999)
65 yrs. old
--------------------------------------------------------------------------------
BETTY L. KRIKORIAN                     Trustee                    (Since 2005)
64 yrs. old
--------------------------------------------------------------------------------
CHARLES E. CARLBOM                     Trustee                    (Since 2005)
73 yrs. old
--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                    Trustee                    (Since 2005)
65 yrs. old
--------------------------------------------------------------------------------




1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

                                                              NUMBER OF
                                                             PORTFOLIOS
                                                          IN THE ADVISORS'
                                                          INNER CIRCLE FUND
               PRINCIPAL OCCUPATION(S)                    OVERSEEN BY BOARD                     OTHER DIRECTORSHIPS
                 DURING PAST 5 YEARS                           MEMBER                         HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
Chief Executive Officer, Newfound Consultants, Inc.              36            Trustee, State Street Navigator Securities Lending
since April 1997. General Partner, Teton Partners,                             Trust, since 1995. Trustee of The Fulcrum Trust.
L.P., June 1991-December 1996; Chief Financial                                 Trustee of the Advisors' Inner Circle Fund II,
Officer, Nobel Partners, L.P., March 1991-December                             Bishop Street Funds, SEI Asset Allocation Trust, SEI
1996; Treasurer and Clerk, Peak Asset Management.                              Daily Income Trust, SEI Index Funds, SEI
Inc., since 1991.                                                              Institutional International Trust, SEI Institutional
                                                                               Investments Trust, SEI Institutional Managed Trust,
                                                                               SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI
                                                                               Opportunity Master Fund, L.P., and SEI Opportunity
                                                                               Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial Services Consultant            36            Trustee of The Advisors' Inner Circle Fund II and
since 2003. State Street Bank Global Securities and                            Bishop Street Funds.
Cash Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Self-Employed Business Consultant, Business Project              36            Director, Crown Pacific, Inc. Trustee of  The
Inc. since 1997. CEO and President, United Grocers                             Advisors' Inner Circle Fund II and  Bishop Street
Inc. from 1997 to 2000.                                                        Funds.
------------------------------------------------------------------------------------------------------------------------------------
Retired.                                                         36            Director, Federal Agricultural Mortgage Corporation.
                                                                               Trustee of The Advisors' Inner Circle Fund II and
                                                                               Bishop Street Funds.
------------------------------------------------------------------------------------------------------------------------------------




3  Directorships of companies  required to report to the Securities and Exchange
   Commission  under  the  Securities  Exchange  Act  of  1934  (i.e.,   "public
   companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    TERM OF
                                     POSITION(S)                   OFFICE AND
 NAME, ADDRESS,                       HELD WITH                    LENGTH OF
     AGE 1                            THE TRUST                   TIME SERVED
-------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                    President                   (Since 2003)
45 yrs. old
-------------------------------------------------------------------------------
MICHAEL LAWSON                      Controller and                (Since 2005)
47 yrs. old                    Chief Financial Officer
-------------------------------------------------------------------------------
RUSSELL EMERY                      Chief Compliance               (Since 2006)
44 yrs. old                            Officer
-------------------------------------------------------------------------------
CAROLYN F.                               Vice                     (Since 2007)
MEAD                                  President
50 yrs. old                              and
                                      Secretary
-------------------------------------------------------------------------------
JAMES NDIAYE                        Vice President                (Since 2004)
39 yrs. old                    and Assistant Secretary
-------------------------------------------------------------------------------
TIMOTHY D. BARTO               Assistant Vice President           (Since 2000)
39 yrs. old                    and Assistant Secretary
-------------------------------------------------------------------------------




1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

                                                             NUMBER OF
                                                             PORTFOLIOS
                                                          IN THE ADVISORS'
                                                         INNER CIRCLE FUND
               PRINCIPAL OCCUPATION(S)                   OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
                 DURING PAST 5 YEARS                           MEMBER           HELD BY BOARD MEMBER
----------------------------------------------------------------------------------------------------
Senior Operations Officer, SEI Investments, Fund                N/A                     N/A
Accounting and Administration (1996-present);
Assistant Chief Accountant for the U.S. Securities
and Exchange Commission's Division of Investment
Management (1993-1996).
----------------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting since July           N/A                     N/A
2005. Manager, SEI Investments AVP from April 1995 to
February 1998 and November 1998 to July 2005.
----------------------------------------------------------------------------------------------------
Director of Investment Product Management and                   N/A                     N/A
Development at SEI Investments since February 2003.
Senior Investment Analyst, Equity team at SEI
Investments from March 2000 to February 2003.
----------------------------------------------------------------------------------------------------
Corporate Counsel of SEI since 2007; Associate,                 N/A                     N/A
Stradley, Ronon, Stevens & Young 2004-2007; Counsel,
ING Variable Annuities, 1999-2002.
----------------------------------------------------------------------------------------------------
Employed by SEI Investments Company since 2004. Vice            N/A                     N/A
President, Deutsche Asset Management from 2003-2004.
Associate, Morgan, Lewis & Bockius LLP from 2000-
2003. Counsel, Assistant Vice President, ING Variable
Annuities Group from 1999-2000.
----------------------------------------------------------------------------------------------------
General Counsel, Vice President and Assistant                   N/A                     N/A
Secretary of SEI Investments Global Funds Services
since 1999; Associate, Dechert (law firm) from
1997-1999; Associate, Richter, Miller & Finn (law
firm) from 1994-1997.
----------------------------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS                           COMMERCE CAPITAL
OCTOBER 31, 2003                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      TERM OF
                                    POSITION(S)                     OFFICE AND
  NAME, ADDRESS,                     HELD WITH                       LENGTH OF
      AGE 1                          THE TRUST                      TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
SOFIA ROSALA                 Assistant Vice President              (Since 2006)
33 yrs. old                   and Assistant Secretary

--------------------------------------------------------------------------------
JOSEPH M. GALLO                   Vice President                   (Since 2007)
34 yrs. old                   and Assistant Secretary

--------------------------------------------------------------------------------
NICOLE WELCH                        AML Officer                    (Since 2005)
30 yrs. old

--------------------------------------------------------------------------------





1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

NOTES TO THE FINANCIAL STATEMENTS                           COMMERCE CAPITAL
OCTOBER 31, 2003                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                          NUMBER OF
                                                         PORTFOLIOS
                                                      IN THE ADVISORS'
                                                      INNER CIRCLE FUND
               PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
                 DURING PAST 5 YEARS                       MEMBER          HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of SEI                 N/A                   N/A
Investments Management Corp. and SEI Global Funds
Services since 2005. Compliance Officer of SEI
Investments from 2001-2004. Account and Product
Consultant SEI Private Trust Company, 1998-2001.
------------------------------------------------------------------------------------------------
Corporate Counsel of SEI since 2007; Associate                N/A                   N/A
Counsel, ICMA Retirement Corporation 2004-2007;
Federal Investigator, U.S. Department of Labor
2002-2004; U.S. Securities and Exchange Commission-
Division of Investment Management, 2003.
------------------------------------------------------------------------------------------------
Assistant Vice President and AML Compliance Officer           N/A                   N/A
of SEI Investments since January 2005. Compliance
Analyst at TD Waterhouse from January 2004 to
November 2004. Senior Compliance Analyst at UBS
Financial Services from October 2002 to January
2004. Knowledge Management Analyst at
PricewaterhouseCoopers Consulting from September
2000 to October 2002.
------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on August 7, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser;
(ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser's history and reputation, noting that it had recently attained $1 billion in assets under management. The Adviser's representatives then provided a firm overview and reviewed the firm's continuity of personnel. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selec-

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

tion of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER. The Board was provided with information regarding the Funds' performance since the Advisory Agreement was last approved, as well as information regarding the Funds' performance since its inception. The Board also compared the Funds' performance to its benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds, focusing on investment approach and general economic factors. Based on this information, the Board concluded that each of the Funds' performance was generally competitive as compared to their respective benchmarks and was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory and other fees paid by the Funds to the Adviser, as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Funds, and concluded that such profit was not excessive. The Trustees also reviewed reports

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------

comparing the respective expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee appeared reasonable in light of the services rendered and was the result of arm's length negotiations. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2007 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2007, the Fund is designating the following items with regard to distributions paid during the year ended October 31, 2007:

              ORDINARY                      QUALIFYING       U.S.
               INCOME           TOTAL        INTEREST     GOVERNMENT
            DISTRIBUTIONS   DISTRIBUTIONS   INCOME (1)   INTEREST (2)
           --------------   -------------   ----------   ------------
               100.00%         100.00%        99.51%        21.64%

(1) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(2) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. FOR SHAREHOLDERS OF THE FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT, AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

      THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2007. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2007 FORM 1099-DIV.

                                      NOTES

                             COMMERCE CAPITAL FUNDS
                                 P.O. Box 182218
                              Columbus, Ohio 43218

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                               One Commerce Square
                          2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

    This information must be preceded or accompanied by a current prospectus for the Fund described.

COM-AR-002-0200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax         $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.